SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
24.	SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plans permit the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan. Pursuant to the amended and restated 2010 Share Incentive Plan, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the amended and restated 2010 Share Incentive Plan. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of $18,441,076, $25,847,497 and $36,115,200 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

Table below shows the summary of share based compensation:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Cost of revenues	$47,808	$42,679	$111,001
Selling and marketing expenses	2,072,742	2,479,864	3,367,840
General and administrative expenses	16,320,526	23,324,954	32,636,359
Total	$18,441,076	$25,847,497	$36,115,200

Non-vested shares

On April 26, 2015, the Company granted 1,460,026 non-vested shares to independent directors and employees. The non-vested shares vest as follows: (1) 30,400 vests from July 26, 2015 to July 26, 2019, (2) 1,429,626 vests from January 26, 2016 to January 26, 2025.

On July 26, 2015, the Company granted 188,024 non-vested shares to independent directors and employees. These non-vested shares vest as follows: (1) 39,000 vests from October 26, 2015 to October 26, 2018, (2) 107,824 vests from January 26, 2016 to January 26, 2022, (3) 41,200 vests from July 26, 2016 to July 26, 2023.

On October 26, 2015, the Company granted 2,971,002 non-vested shares to employees. These non-vested shares vest as follows: (1) 2,829,680 vests from July 26, 2016 to July 26, 2025, (2) 141,322 vests from October 26, 2016 to October 26, 2018.

On January 26, 2016, the Company granted 258,894 non-vested shares to employees. These non-vested shares vest as follows: (1) 179,694 vests from July 26, 2016 to July 26, 2025, (2) 79,200 vests from January 26, 2017 to January 26, 2026.

On April 26, 2016, the Company granted 157,166 non-vested shares to employees. The non-vested shares vest as follows: (1) 13,546 vests on July 26, 2016, (2) 143,620 vests from January 26, 2017 to January 26, 2023.

On July 26, 2016, the Company granted 385,576 non-vested shares to employees. These non-vested shares vest as follows: (1) 137,576 vests from January 26, 2017 to January 26, 2023, (2) 248,000 vests from July 26, 2017 to July 26, 2026.

On October 26, 2016, the Company granted 618,900 non-vested shares to independent directors and employees. These non-vested shares vests from July 26, 2017 to July 26, 2026.

On January 26, 2017, the Company granted 402,800 non-vested shares to employees. The non-vested shares vest as follows: (1) 5,000 vests on October 26, 2017, (2) 397,800 vests from July 26, 2017 to July 26, 2026.

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2014	7,242,112	5.80
Granted	8,208,254	12.95
Forfeited	381,300	8.74
Vested	2,482,416	7.25
Outstanding as of February 28, 2015	12,586,650	10.09
Granted	4,877,946	18.67
Forfeited	1,355,964	9.08
Vested	1,869,530	10.78
Outstanding as of February 29, 2016	14,239,102	13.04
Granted	1,564,442	36.42
Forfeited	425,980	19.53
Vested	2,276,558	13.04
Outstanding as of February 28, 2017	13,101,006	15.62

The Company recorded compensation expense of $18,441,076, $24,929,207 and $34,003,045 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017 related to non-vested shares, respectively.

As of February 28, 2017, the unrecognized compensation expense related to the non-vested share awards amounted to $193,652,023, which will be recognized over a weighted-average period of 3.7 years. The total fair value of non-vested shares that vested during the years ended February 28, 2015, February 29, 2016 and February 28, 2017 was $17,997,516, $20,153,533 and $29,686,316, respectively.

Share options

On April 26, 2015, the Company granted 450,000 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period of 6 years. The exercise price per share option granted was $16.10.

On July 26, 2015, the Company granted 101,200 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period ranging from 6 to 8 years. The exercise price per share option granted was $16.10.

On October 26, 2015, the Company granted 447,200 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period ranging from 4 to 6 years. The exercise price per share option granted was $14.50.

On January 26, 2016, the Company granted 214,080 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period ranging from 4 to 10 years. The exercise price per share option granted was $18.32.

On April 26, 2016, the Company granted 50,000 share options to employees and the share options shall vest in equal batches after the start of vesting period ranging from 4 to 6 years. The exercise price per share option granted was $22.17.

On July 26, 2016, the Company granted 58,400 share options to employees and the share options shall vest in equal batches after the start of vesting period ranging from 3 to 6 years. The exercise price per share option granted was $25.79.

On October 26, 2016, the Company granted 240,800 share options to employees and the share options shall vest in equal batches after the start of vesting period ranging from 6 to 10 years. The exercise price per share option granted was $29.58.

On January 26, 2017, the Company granted 99,200 share options to employees and the share options shall vest in equal batches after the start of vesting period ranging from 6 to 10 years. The exercise price per share option granted was $34.13.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended February 29, 2016	For the year ended February 28, 2017
Risk-free interest rate(1)	1.64%-1.97%	1.34%-2.36%
Expected life (years)(2)	6.25-8.75	6.56-7.92
Expected dividend yield(3)	0%	0%
Volatility(4)	34.0%-34.7%	33.1%-33.8%
Fair value of options at grant date per share	$7.66 to $10.65	$13.04 to $19.13

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based historical volatility of the Company's share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Share options activity for the years ended February 29, 2016 and February 28, 2017 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2015	-	-	-	-
Granted	1,212,480	15.90
Exercised	40,136	16.10
Forfeited	49,798	16.10
Outstanding as of February 29, 2016	1,122,546	15.88	9.77	11,216,526
Granted	448,400	29.26
Exercised	103,888	16.11
Forfeited	128,176	18.29
Outstanding as of February 28, 2017	1,338,882	20.12	9.48	30,954,058
Vested and expected to vest as of February 28, 2017	1,133,477	19.85	9.40	26,502,121
Exercisable as of February 28, 2017	116,776	16.47	8.77	3,125,384

The Company recorded compensation expense of $918,290 and $2,112,155 for the years ended February 29, 2016 and February 28, 2017 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 29, 2016 and February 28, 2017 was $341,003 and $2,555,454, respectively. The total fair value of options vested during the years ended February 29, 2016 and February 28, 2017 was $523,110 and $1,706,215, respectively.

As of February 28, 2017, there was $13,607,469 unrecognized share-based compensation cost related to share options, which will be recognized over a weighted-average vesting period of 3.8 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.